Details of Significant Accounts - Sensitivity Analysis of Actuarial Assumption (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Discount Rate
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption - 0.25% increase	$ (193)	$ (7)	$ (192)
Assumption - 0.25% decrease	199	7	198
Future Salary Increases
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Assumption - 0.25% increase	175	6	176
Assumption - 0.25% decrease	$ (171)	$ (6)	$ (172)